FAIR VALUE MEASUREMENTS (Details 2) (Non-recurring, JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2014 Total losses
Assets:
Property and equipment		¥ 34,884
Assets	0
Liabilities	¥ 0